Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net

Note 4 — Accounts Receivable, Net

Accounts receivable consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Accounts receivable	$3,655,964	$1,064,794
Allowance for credit losses accounts	—	—
Total	$3,655,964	$1,064,794